Additional Information: Condensed Financial Statements of the Company - Schedule of Condensed Statement of Cash Flows of the Parent Company (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net cash used in operating activities	$ (435)	$ (605)	$ (3,355)
Cash flows from investing activities
Intercompany fund transfers	1,400	200
Net cash generated from investing activities	1,400	200
Cash flows from financing activities
Proceeds from exercise of share options		49
Proceeds from issuance of convertible bonds			4,735
Redemption of convertible bonds			(1,050)
Net cash generated from financing activities		49	3,685
Increase/(decrease) in cash and cash equivalents	965	(356)	330
Cash and cash equivalents at beginning of year	107	463	133
Cash and cash equivalents at end of year	$ 1,072	$ 107	$ 463